Stockholders’ Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Schedule of Stock Option Activity

A summary of all stock option activity as of and for the nine months ended September 30, 2024 is presented below:

	# of Options	Weighted- Average Exercise Price
Outstanding as of December 31, 2023	2,120	$57.95

Outstanding and Exercisable as of September 30, 2024	2,120	$57.95

A summary of all stock option activity as of and for the year ended December 31, 2023 is presented below:

	# of Options	Weighted- Average Exercise Price
Outstanding as of December 31, 2022	2,587	$63.20

Options canceled	(467)	87.98
Outstanding as of December 31, 2023	2,120	$57.95

Exercisable as of December 31, 2023	2,120	$57.95

Summary of Warrant Activity

A summary of all warrant activity as of and for the nine months ended September 30, 2024 is presented below:

	Warrants	Weighted- Average Remaining Life (Years)	Weighted- Average Exercise Price	Aggregate Intrinsic Value
Outstanding as of December 31, 2023	201,667	3.8	$34.87	$-

Granted	1,196,043	5.0	5.00	-
Outstanding as of September 30, 2024	1,397,710	4.8	$9.31	$-

A summary of all warrant activity as of and for the year ended December 31, 2023 is presented below:

	Warrants	Weighted- Average Remaining Life (Years)	Weighted- Average Exercise Price	Aggregate Intrinsic Value
Outstanding as of December 31, 2022	201,667	3.8	$33.40	$-

Outstanding as of December 31, 2023	201,667	3.4	$34.87	$-

Beeline Financial Holdings Inc [Member]
Class of Stock [Line Items]
Schedule of Stock Option Activity

Stock option activities for the years ended December 31, 2023 and 2022 are summarized as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding, December 31, 2021	228,810	$4.08	6	$-
Forfeited	(35,090)	-		-
Balance Outstanding, December 31, 2022	193,720	3.94	5	-
Granted	609,090	2.50		-
Forfeited	(66,320)	-		-
Balance Outstanding, December 31, 2023	736,490	$2.89	4.6	$-
Exercisable, December 31, 2023	152,850	$2.89	4.6	$-

Summary of Warrant Activity

Warrant activities for the years ended December 31, 2023 and 2022 are summarized as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding December 31, 2021	363,360	$23.12	4.75	$-
Expired/Forfeits	(65,290)			-
Granted	-		-	-
Exercises to Series A preferred stock	(203,810)	-	-	-
Balance Outstanding December 31, 2022	94,260	23.12	3.75	-
Forfeits	(35,580)			-
Granted	-	-	-	-
Balance Outstanding December 31, 2023	58,680	$23.12	2.75	$-
Exercisable, December 31, 2023	58,680	$23.12	2.75	$-

Schedule of Non Vested Shares

The following table summarizes activity related to non-vested shares:

	Number of Non-Vested Shares	Weighted Average Grant Date Fair Value
Non-vested, December 31, 2021	59,280	$4.84
Granted	-	-
Shares vested	(59,280)	$(4.84)
Non-vested, December 31, 2022	-	-
Shares vested	-	-
Non-vested, December 31, 2023	-	$-

Schedule of Fair Value of Options for Valuation Assumptions

	For the Years Ended
	December 31,
	2023	2022
Risk free interest rate	3.88%	1.04% – 3.55%
Expected term in years	5.5	6
Dividend yield	—	—
Volatility of common stock	62% –64%	58% – 60%
Weighted average grant date fair value per option	$2.50	$4.08

Warrant [Member]
Class of Stock [Line Items]
Schedule of Fair Value of Warrants

The estimated fair value of the new warrants issued was based on a combination of closing market trading price on the date of issuance for the public offering warrants, and the Black-Scholes option-pricing model, using the assumptions below:

Volatility	100%
Risk-free interest rate	4.4%
Expected term (in years)	5.0
Expected dividend yield	-
Fair value of common stock	$0.55